SHAREHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
SHAREHOLDERS’ EQUITY

On April 24, 2014, our board of directors authorized a share repurchase program for up to 8 million shares of common stock that will terminate in three years for any of the remaining shares not yet repurchased. For the three months ended March 31, 2016 and 2015, no shares were purchased and retired. As of March 31, 2016, we had purchased a total of 1.9 million shares under the April 2014 program, and 6.1 million shares remained authorized to be purchased. Under the Merger Agreement relating to the Acquisition, we were restricted from repurchasing shares of our common stock prior to the consummation of the Merger. For a period of two years subsequent to the Closing Date of the Merger, we will continue to be subject to certain restrictions on our ability to conduct share repurchases.

We issued 0.1 million shares representing stock options exercised for the three months ended March 31, 2015, with a total value of $2.8 million.

The following table represents the activity included in accumulated other comprehensive loss:

	Foreign Currency Translation Adjustment (net of taxes)	Unrealized Gains (Losses) on Derivative Contracts (net of taxes)	Pension and Postretirement Benefits (net of taxes)	Accumulated Other Comprehensive Loss
	($ in millions)
Balance at January 1, 2015	$(2.3)	$(4.2)	$(436.6)	$(443.1)
Unrealized losses	(1.4)	(2.4)	—	(3.8)
Reclassification adjustments into income	—	1.9	8.6	10.5
Tax benefit (provision)	—	0.2	(3.5)	(3.3)
Net Change	(1.4)	(0.3)	5.1	3.4
Balance at March 31, 2015	$(3.7)	$(4.5)	$(431.5)	$(439.7)
Balance at January 1, 2016	$(12.1)	$(6.9)	$(473.5)	$(492.5)
Unrealized gains	24.0	1.1	—	25.1
Reclassification adjustments into income	—	3.7	6.1	9.8
Tax provision	(8.5)	(1.8)	(2.3)	(12.6)
Net Change	15.5	3.0	3.8	22.3
Balance at March 31, 2016	$3.4	$(3.9)	$(469.7)	$(470.2)

Net (loss) income and cost of goods sold included reclassification adjustments for realized gains and losses on derivative contracts from accumulated other comprehensive loss.

Net (loss) income, cost of goods sold and selling and administrative expenses included the amortization of prior service costs and actuarial losses from accumulated other comprehensive loss. This amortization is recognized equally in cost of goods sold and selling and administrative expenses.

SHAREHOLDERS’ EQUITY

On April 24, 2014, our board of directors authorized a new share repurchase program for up to 8 million shares of common stock that will terminate in three years for any of the remaining shares not yet repurchased.  This authorization replaced the July 2011 share repurchase program. For the year ended December 31, 2015, no shares were purchased and retired. We repurchased and retired 2.5 million and 1.5 million shares in 2014 and 2013, respectively, at a cost of $64.8 million and $36.2 million, respectively.  As of December 31, 2015, we had repurchased a total of 1.9 million shares under the April 2014 program, and 6.1 million shares remained authorized to be purchased. Under the Merger Agreement relating to the Acquisition, we were restricted from repurchasing shares of our common stock prior to the consummation of the Merger. For a period of two years subsequent to the Closing Date of the Merger, we will continue to be subject to certain restrictions on our ability to conduct share repurchases.

During 2015, 2014 and 2013, we issued 0.1 million, 0.5 million and 0.5 million shares, respectively, with a total value of $3.1 million, $12.1 million and $9.7 million, respectively, representing stock options exercised.

We have registered an undetermined amount of securities with the SEC, so that, from time-to-time, we may issue debt securities, preferred stock and/or common stock and associated warrants in the public market under that registration statement.

The following table represents the activity included in accumulated other comprehensive loss:

	Foreign Currency Translation Adjustment (net of taxes)	Unrealized Gains (Losses) on Derivative Contracts (net of taxes)	Pension and Postretirement Benefits (net of taxes)	Accumulated Other Comprehensive Loss
	($ in millions)
Balance at January 1, 2013	$2.1	$4.7	$(378.1)	$(371.3)
Unrealized losses	(2.6)	(7.7)	(12.5)	(22.8)
Reclassification adjustments into income	—	1.4	33.3	34.7
Tax benefit (provision)	—	2.5	(8.2)	(5.7)
Net change	(2.6)	(3.8)	12.6	6.2
Balance at December 31, 2013	(0.5)	0.9	(365.5)	(365.1)
Unrealized losses	(1.8)	(10.2)	(142.0)	(154.0)
Reclassification adjustments into income	—	1.8	25.5	27.3
Tax benefit	—	3.3	45.4	48.7
Net change	(1.8)	(5.1)	(71.1)	(78.0)
Balance at December 31, 2014	(2.3)	(4.2)	(436.6)	(443.1)
Unrealized losses	(15.7)	(13.9)	(125.3)	(154.9)
Reclassification adjustments into income	—	9.7	65.6	75.3
Tax benefit	5.9	1.5	22.8	30.2
Net change	(9.8)	(2.7)	(36.9)	(49.4)
Balance at December 31, 2015	$(12.1)	$(6.9)	$(473.5)	$(492.5)

Net (loss) income and cost of goods sold included reclassification adjustments for realized gains and losses on derivative contracts from accumulated other comprehensive loss.

Net (loss) income, cost of goods sold and selling and administration expenses included the amortization of prior service costs and actuarial losses from accumulated other comprehensive loss. This amortization is recognized equally in cost of goods sold and selling and administration expenses.